Supplemental Disclosures	12 Months Ended
Dec. 31, 2021
Supplemental Disclosures [Abstract]
Supplemental Disclosures	SUPPLEMENTAL DISCLOSURES
Comprehensive income statement presentation
The Company’s statements of comprehensive income are prepared primarily by nature of expense, with the exception of compensation expenses which are included in the operating, general and administrative and share-based compensation line items, as follows:

($ millions)	2021	2020
Operating	59.7	58.4
General and administrative	65.2	64.0
Share-based compensation	53.7	12.3
Total compensation expenses	178.6	134.7
Cash flow statement presentation

($ millions)	2021	2020
Operating activities
Changes in non-cash working capital:
Accounts receivable	(111.8)	86.7
Prepaids and deposits	15.3	(15.7)
Accounts payable and accrued liabilities	99.0	(79.0)
Other current liabilities	30.6	7.7
Other long-term liabilities	18.5	6.5
	51.6	6.2
Investing activities
Changes in non-cash working capital:
Accounts receivable	(2.1)	9.4
Other long-term receivable	9.3	—
Accounts payable and accrued liabilities	41.8	(88.0)
	49.0	(78.6)
Financing activities
Changes in non-cash working capital:
Dividends payable	42.2	(4.0)
Supplementary financing cash flow information
The Company's reconciliation of cash flow from financing activities is outlined in the table below:

($ millions)	Dividends payable	Long-term debt (1)	Lease liability (2)
December 31, 2019	5.3	2,905.1	181.2
Changes from cash flow from financing activities:
Decrease in bank debt, net		(408.1)
Repayment of senior guaranteed notes		(224.4)
Realized gain on cross currency swap maturity		49.3
Cash dividends paid	(13.4)
Payments on principal portion of lease liability			(30.0)
Non-cash changes:
Cash dividends declared	9.4
Additions			4.8
Other			0.5
Foreign exchange		(62.3)
December 31, 2020	1.3	2,259.6	156.5
Changes from cash flow from financing activities:
Decrease in bank debt, net		(34.6)
Repayment of senior guaranteed notes		(217.6)
Cash dividends paid	(5.6)
Payments on principal portion of lease liability			(21.2)
Non-cash changes:
Cash dividends declared	47.8
Additions			5.9
Other			0.2
Foreign exchange		(37.2)
December 31, 2021	43.5	1,970.2	141.4
(1)Includes current portion of long-term debt.
(2)Includes current portion of lease liability.